Share Capital - Schedule of Number of Shares and Stated Value of the Outstanding Shares (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule of Number of Shares and Stated Value of the Outstanding Shares [Line Items]
Number of shares	15,218,091	14,843,623
Stated value	$ 87,117	$ 69,997
Telesat Public Shares [Member]
Schedule of Number of Shares and Stated Value of the Outstanding Shares [Line Items]
Number of shares	15,105,250	14,730,782
Stated value	$ 80,777	$ 63,657
Class C Shares [Member]
Schedule of Number of Shares and Stated Value of the Outstanding Shares [Line Items]
Number of shares	112,841	112,841
Stated value	$ 6,340	$ 6,340